Summary of Potential Number of Shares Vesting under Restricted Stock Unit Awards (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Restricted Stock Unit [Line Items]
Number of units at IRR level of at least 8.5%		38,366	65,832	47,640
Number of units at IRR level of at least 10.5%		76,741	131,683	95,282
Number of units at IRR level of at least 12.5%		115,107	197,515	142,917
Fair value of units at IRR level of at least 8.5%	[1]	$ 1,129	$ 1,879	$ 2,057
Fair value of units at IRR level of at least 10.5%	[1]	2,259	3,758	4,115
Fair value of units at IRR level of at least 12.5%	[1]	$ 3,389	$ 5,637	$ 6,173
At IRR of at least 7.5%		47,640	65,832	38,366
At IRR of at least 9.5%		95,282	131,683	76,741
At IRR of at least 11.5%		142,917	197,515	115,107
IRR of at least 7.5%		$ 2,057	$ 1,879	$ 1,129
IRR of at least 9.5%		4,115	3,758	2,259
IRR of at least 11.5%		$ 6,173	$ 5,637	$ 3,389

[1]	The weighted average grant date fair values for units issued during the years ended December 31, 2013, 2014, and 2015 were $29.44, $28.54 and $43.19, respectively.